Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Nature of Operations [Line Items]
Description of Business
(1)	Description of Business
SOLV Energy, Inc. was incorporated as a Delaware corporation on April 1, 2025 (Date of Formation) for the purpose of completing an initial public offering (“IPO”) of its Class A common stock and related transactions in order to continue the business of SOLV Energy Holdings LLC as a publicly-traded entity.
SOLV Energy, Inc. is a holding company whose sole material assets are the limited liability company interests in SOLV Energy Holdings LLC. All of our business is conducted through SOLV Energy Holdings LLC, together with its subsidiaries, and the financial results of SOLV Energy Holdings LLC are consolidated in our financial statements. SOLV Energy Holdings LLC is taxed as a partnership for federal income tax purposes and, as a result, its members, including SOLV Energy, Inc., pay income taxes with respect to their allocable shares of its net taxable income. Except where the context clearly indicates otherwise, “SOLV,” “we,” “us,” “our,” or the “Company” refers to SOLV Energy, Inc. and all of its direct and indirect subsidiaries, including SOLV Energy Holdings LLC.
The Company’s operations are conducted primarily through its subsidiaries, SOLV Energy, LLC, SEHV Solutions, LLC (collectively, “SOLV Energy”), along with CS Energy LLC, and CS Energy Devco, LLC, (collectively, “CS Energy”), SOLV Drilling Industrial Services, LLC (“SDI”) (f/k/a Sacramento Drilling, Inc), and Spartan Infrastructure, Inc. (“Spartan”).
The Company is a leading provider of infrastructure services to the power industry, including engineering, procurement, construction (“EPC”), testing, commissioning, operations, maintenance and repowering. The Company specializes in designing, building and maintaining utility-scale solar and battery storage projects and related transmission and distribution (“T&D”) infrastructure, and provides operation and maintenance (“O&M”) services pursuant to long-term contracts that typically obligate the customer to pay the Company a fixed monthly fee for operations and routine preventative maintenance and additional fees for corrective maintenance on a time and materials basis.
Initial Public Offering and Reorganization
On February 12, 2026, the Company successfully completed an IPO of 23,575,000 shares of its Class A common stock for net proceeds of approximately $552,500 after deducting the underwriters’ discount and expenses and commissions payable.
In connection with the IPO, SOLV Energy Holdings LLC amended and restated its limited liability company agreement to, among other things, (i) recapitalize all existing ownership interests in SOLV Energy Holdings LLC into a single class of common units (“LLC Interests”) and (ii) appoint a wholly-owned subsidiary of SOLV Energy, Inc. as the sole managing member of SOLV Energy Holdings LLC upon or prior to the acquisition of LLC Interests by SOLV Energy, Inc. in connection with the IPO. Simultaneously with the IPO, SOLV Energy, Inc. amended and restated its certificate of incorporation to, among other things, provide (i) for Class A common stock, with each share of its Class A common stock entitling its holder to one vote per share on all matters presented to the Company’s stockholders generally and (ii) for Class B common stock, with each share of the Company’s Class B common stock entitling its holder to one vote per share on all matters presented to the Company’s stockholders generally, and that shares of the Company’s Class B common stock may only be held by the direct and indirect holders of LLC Interests and the Company’s Class B common stock immediately following consummation of the Transactions (“Continuing Equity Owners”) and their respective permitted transferees. As a result, SOLV Energy, Inc. became a holding company and the sole manager of the Company, through its wholly-owned subsidiary, with no material assets other than the ownership of the voting membership interest in the Company.

Additionally, in connection with the IPO and the related liquidation of SOLV Energy Parent Holdings LP, all outstanding Restricted Class C Units (including Legacy SOLV Units and Additional C Units issued in connection with the merger between SOLV Energy Holdings LLC and ASP Endeavor Acquisition LLC, the parent company of CS Energy (the “Merger”)) were converted into common units of SOLV Energy Holdings LLC. Vested class C Units were converted into vested common units. Unvested time units were converted into unvested common units subject to the same time-based vesting schedule.
Unvested performance units were converted into common units and treated as time units at the time of original grant, with time-based vesting deemed to have commenced on the original vesting start date, resulting in a portion becoming vested and the remaining portion continuing to vest on the same schedule, subject to continued employment or service.
Simultaneously with the IPO, SOLV Energy Parent Holdings LP was liquidated by distributing LLC Interests and nominal cash to the Continuing Equity Owners. SOLV Energy, Inc. acquired the LLC Interests held by certain Continuing Equity Owners in exchange for 91,773,571 shares of its Class A common stock. After giving effect to the use of proceeds from the IPO, SOLV Energy, Inc. issued 87,141,865 shares of Class B common stock to the Continuing Equity Owners, which is equal to the number of LLC Interests held by such Continuing Equity Owners, for nominal consideration.
Subsequent to the IPO, SOLV Energy, Inc. used the net proceeds from this offering to purchase 23,575,000 newly issued LLC Interests directly and/or indirectly from the Company at a price per unit equal to the IPO price per share of Class A common stock less the underwriting discounts and commissions.

SOLV Energy Holdings LLC [Member]
Nature of Operations [Line Items]
Description of Business
(1) Description of Business
SOLV Energy Holdings LLC (together with its subsidiaries, the “Company”), is a leading provider of infrastructure services to the power industry, including engineering, procurement, construction (EPC), testing, commissioning, operations, maintenance and repowering. The Company specializes in designing, building and maintaining utility-scale solar and battery storage projects and related transmission and distribution (T&D) infrastructure, and provides operation and maintenance (O&M) services pursuant to long-term contracts that typically obligate the customer to pay the Company a fixed monthly fee for operations and routine preventative maintenance and additional fees for corrective maintenance on a time and materials basis.
The Company’s operations are conducted primarily through its subsidiaries, SOLV Energy, LLC, SEHV Solutions, LLC (collectively, “SOLV Energy”), along with CS Energy LLC, and CS Energy Devco, LLC, (collectively, “CS Energy”), SOLV Drilling Industrial Services, LLC (“SDI”) (f/k/a Sacramento Drilling, Inc), and Spartan Infrastructure, Inc. (“Spartan”).
The Company was formed on December 23, 2021, from the acquisition of the Swinerton Renewable Energy EPC and O&M operating units (f/k/a SOLV Energy LLC) by American Securities LLC, a leading U.S. private equity firm, from Swinerton Inc.
(“Carve-out”).
On October 7, 2024 (“Merger Date”), ASP Endeavor Acquisition LLC (“ASPE”), the parent company of CS Energy, merged with the Company (“Merger”). The Company is the surviving entity in this merger of entities under common control. See Note 2—
Basis of Presentation
for additional information.
Subsequent to the Merger, the Company was renamed SOLV Energy Holdings LLC (f/k/a ASP SOLV Intermediate Holdings, LLC).